CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Series A convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2012 Series A convertible redeemable preferred shares [Member] CNY	Dec. 31, 2011 Series A convertible redeemable preferred shares [Member] CNY	Dec. 31, 2012 Series B convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2012 Series B convertible redeemable preferred shares [Member] CNY	Dec. 31, 2011 Series B convertible redeemable preferred shares [Member] CNY	Dec. 31, 2012 Series C-1 convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2012 Series C-1 convertible redeemable preferred shares [Member] CNY	Dec. 31, 2011 Series C-1 convertible redeemable preferred shares [Member] CNY	Dec. 31, 2012 Series C-2 convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2012 Series C-2 convertible redeemable preferred shares [Member] CNY	Dec. 31, 2011 Series C-2 convertible redeemable preferred shares [Member] CNY	Dec. 31, 2012 Class A common shares [Member] USD ($)	Dec. 31, 2012 Class A common shares [Member] CNY	Dec. 31, 2012 Class B common shares [Member] USD ($)	Dec. 31, 2012 Class B common shares [Member] CNY	Dec. 31, 2011 Class B common shares [Member] CNY
Current assets
Cash and cash equivalents	$ 81,010	504,702	128,891
Short-term deposits	144,090	897,698	472,655
Accounts receivable, net	18,879	117,616	47,022
Amount due from a related party	172	1,073	2,000
Prepayments and other current assets	4,037	25,149	9,742
Deferred tax assets	5,064	31,549	12,487
Total current assets	253,252	1,577,787	672,797
Non-current assets
Deferred tax assets	94	583	329
Investments	474	2,950	5,244
Property and equipment, net	14,494	90,299	53,582
Intangible assets, net	3,127	19,481	10,814
Goodwill	257	1,604	706
Other non-current assets	559	3,485	1,954
Total non-current assets	19,005	118,402	72,629
Total assets	272,257	1,696,189	745,426
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entity without recourse to the Company of RMB14,196 and RMB27,124 as of December 31, 2011 and 2012, respectively)	4,518	28,149	16,114
Deferred revenue (including deferred revenue of the consolidated variable interest entity without recourse to the Company of RMB40,357 and RMB158,323 as of December 31, 2011 and 2012, respectively)	25,659	159,859	40,357
Advances from users(including advances from users of the consolidated variable interest entity without recourse to the Company of RMB2,453 and RMB7,271 as of December 31, 2011 and 2012, respectively)	1,206	7,515	2,453
Income taxes payable(including income taxes payable of the consolidated variable interest entity without recourse to the Company of RMB8,374 and RMB32,885 as of December 31, 2011 and 2012, respectively)	7,705	48,001	16,872
Accrued liabilities and other current liabilities(including accrued liabilities and other current liabilities of the consolidated variable interest entity without recourse to the Company of RMB30,327 and RMB81,223 as of December 31, 2011 and 2012, respectively)	19,308	120,289	49,071
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entity without recourse to the Company of RMB870 and RMB2,604 as of December 31, 2011 and 2012, respectively)	418	2,604	870
Total current liabilities	58,814	366,417	125,737
Non-current liabilities
Deferred revenue(including deferred revenue of the consolidated variable interest entity without recourse to the Company of RMB448 and RMB4,525 as of December 31, 2011 and 2012, respectively)	1,041	6,487	448
Total liabilities	59,855	372,904	126,185
Commitments and contingencies
Mezzanine equity
Convertible redeemable preferred shares						935,013			703,901			112,556			729,464
Shareholders' (deficits) equity
Common shares																2	11	10	60	37
Additional paid-in capital	425,098	2,648,404	584,093
Accumulated deficits	(210,553)	(1,311,767)	(2,433,604)
Accumulated other comprehensive loss	(2,155)	(13,423)	(12,219)
Total shareholders' (deficits) equity	212,402	1,323,285	(1,861,693)
Total liabilities, mezzanine equity and shareholders' (deficits) equity	$ 272,257	1,696,189	745,426